SEGMENTED INFORMATION - Geographical information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 3,810	$ 3,971	$ 3,797
Consolidated property, plant and equipment and equity-accounted investments	45,561	41,992
Hydroelectric
Disclosure of operating segments [line items]
Revenues	2,105	2,361	2,333
Wind
Disclosure of operating segments [line items]
Revenues	915	928	864
Solar
Disclosure of operating segments [line items]
Revenues	761	646	572
Energy transition
Disclosure of operating segments [line items]
Revenues	29	36	28
North America | Hydroelectric
Disclosure of operating segments [line items]
Revenues	1,030	1,123	1,152
North America | Wind
Disclosure of operating segments [line items]
Revenues	494	474	478
Europe
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	5,417	4,312
Europe | Wind
Disclosure of operating segments [line items]
Revenues	237	273	206
Brazil
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	3,308	3,621
Brazil | Hydroelectric
Disclosure of operating segments [line items]
Revenues	201	259	285
Brazil | Wind
Disclosure of operating segments [line items]
Revenues	79	110	142
Colombia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	8,150	7,353
Colombia | Hydroelectric
Disclosure of operating segments [line items]
Revenues	874	979	896
Asia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	851	860
Asia | Wind
Disclosure of operating segments [line items]
Revenues	105	71	$ 38
United States
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	22,955	21,166
Canada
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	$ 4,880	$ 4,680